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                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00594

                        General Securities, Incorporated
               (Exact name of registrant as specified in charter)

               5100 Eden Avenue, Suite 204, Edina, MN    55436
              (Address of principal executive offices) (Zip code)

                                Craig H. Robinson
                  5100 Eden Avenue, Suite 204, Edina, MN 55436
                     (Name and address of agent for service)

                                 (952) 927-6799
              (Registrant's telephone number, including area code)

Date of fiscal year end:  11/30/02

Date of reporting period:  05/31/03

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ITEM 1.       REPORTS TO STOCKHOLDERS.

GENERAL SECURITIES
INCORPORATED

[LOGO]

FOCUS ON
QUALITY MANAGEMENT SYSTEMS

SEMI-ANNUAL REPORT MAY 31, 2003

TO THE SHAREHOLDERS OF

                               GENERAL SECURITIES
                                  INCORPORATED

Since our last letter General Securities, Inc. has moved up around 1.9% and the S&P 500 has moved up around 3.9%. Not exactly what we were looking for but at least it was finally a move in a positive direction. More encouraging to us is that since we completed the transition of General Securities in August of last year to reflect our Q-100 Index strategy it has out-performed the S&P 500.

The holdings have the greatest positive influence for the six months ended May 31 included: Amgen, Citigroup, General Electric, Home Depot and JPMorgan Chase with Amgen leading the way, up 37%. The holdings having the greatest influence on the downside included: American International Group, Merck, Microsoft, SBC Communications and Verizon Communications with Microsoft down nearly 15%. It is important to note that while there are companies which moved up or down more than those just mentioned, they tend to represent a much smaller percent of General Securities' value and consequently have less influence on its overall performance.

In the future, the performance of General Securities, Inc. will be driven by holdings in the largest "quality oriented" companies in the United States. These companies are the driving force behind the Q-100 Index. When we complete the annual rescoring of companies in the S&P 500 there may be changes to both the Q-100 Index and to General Securities. However, since we have already improved the scoring process, future turnover should be significantly less than last year.

We appreciate your willingness to stay with us for the long haul and expect that you will be rewarded as the economy slowly rights itself and the top "quality companies" assert their leadership in the market.


Mark Billeadeau
Senior Portfolio Manager

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                      STATEMENT OF NET ASSETS MAY 31, 2003
                                     ASSETS
                                   (Unaudited)

                                                     NUMBER OF        MARKET
                                                      SHARES         VALUE (a)
                                                   -----------------------------
INVESTMENT SECURITIES (percentages
represent value of investments
compared to total net assets):

 COMMON STOCKS (98.64%):
  Aerospace/Defense (1.20%):
   Boeing Co.                                              2,900   $      88,943
   Honeywell, Inc.                                         3,000          78,600
   Lockheed Martin Corp.                                   1,600          74,272
                                                                   -------------
                                                                         241,815
                                                                   -------------
  Air Freight & Couriers ( .63%):
   Fedex Corp.                                             2,000         127,960
                                                                   -------------
  Airlines ( .41%):
   Southwest Airlines                                      5,100          81,957
                                                                   -------------
  Auto Components ( .25%):
   Johnson Controls, Inc.                                    600          49,950
                                                                   -------------
  Automobiles ( .65%):
   General Motors Corp.                                    3,800         134,254
                                                                   -------------
  Banking (7.87%):
   Bank America Corp                                       9,200         682,640
   Banc One Corp.                                          7,000         261,520
   Northern Trust Corp.                                    1,300          49,608
   Suntrust Banks, Inc.                                    1,700         100,810
   Wells Fargo & Co.                                      10,200         492,660
                                                                   -------------
                                                                       1,587,238
                                                                   -------------
   Beverages (4.52%):
   Anheuser Busch Cos., Inc. (c)                           4,200         221,046
   Pepsico, Inc. (b)                                      15,600         689,520
                                                                   -------------
                                                                         910,566
                                                                   -------------
  Biotechnology (1.38%):
   Amgen, Inc. (d)                                         4,300         278,382
                                                                   -------------
  Chemicals (1.88%):
   Air Products & Chemicals, Inc.                          1,100          47,949
   Dow Chemical Co.                                        4,200         133,560
   E.I. Dupont De Nemours & Co.                            4,700         198,058
                                                                   -------------
                                                                         379,567
                                                                   -------------
  Communications Equipment (2.40%):
   Cisco Systems, Inc. (d)                                24,100         395,481
   Corning, Inc (d)                                        3,300          24,123
   Motorola, Inc.                                          7,500          63,900
                                                                   -------------
                                                                         483,504
                                                                   -------------
  Commercial Services & Supplies (2.38%):
   Cendant Corp. (d)                                       7,000         117,600
   First Data Corp.                                        4,900         202,958
   Pitney Bowes, Inc.                                      1,500          57,615
   Waste Management, Inc.                                  4,000         101,880
                                                                   -------------
                                                                         480,053
                                                                   -------------
  Computer Peripherals (4.44%):
   Dell Computer Corp.(d)                                  8,600         269,782
   Hewlett Packard Co.                                     6,400         124,800
   International Business Machines                         5,700         501,828
                                                                   -------------
                                                                         896,410
                                                                   -------------
  Containers & Packaging (.07%):
   Bemis, Inc.                                               300          13,734
                                                                   -------------
  Diversified Financials (8.48%):
   American Express Co.                                    5,600         233,296
   Citigroup, Inc.                                        21,866         896,943
   J.P. Morgan Chase & Co.                                 8,500         279,310
   MBNA Corp.                                              5,400         108,270
   Merrill Lynch & Co., Inc.                               3,600         155,880
   Moody's Corp.                                             700          36,505
                                                                   -------------
                                                                       1,710,204
                                                                   -------------

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
                                                     NUMBER OF        MARKET
                                                      SHARES         VALUE (a)
                                                   -----------------------------
Diversified Telecommunications (3.54%):
 AT&T Corp.                                                2,660          51,843
 SBC Communications                                       11,700         297,882
 Verizon Communications                                    9,600         363,360
                                                                   -------------
                                                                         713,085
                                                                   -------------
Electric Utilities (2.40%)
 American Electric Power, Inc.                             2,400          69,696
 Entergy Corp.                                             1,700          87,873
 FPL Group                                                 1,300          86,411
 Progress Energy, Inc.                                     1,600          75,280
 Southern Co.                                              5,200         163,696
                                                                   -------------
                                                                         482,956
                                                                   -------------
Electrical Equipment ( .39%)
 Emerson Electric Co.                                      1,500          78,450
                                                                   -------------
Electronic Equipment & Instruments ( .19%):
 Agilent Technologies, Inc. (d)                            1,500          27,195
 Solectron Corp. (d)                                       2,800          11,200
                                                                   -------------
                                                                          38,395
                                                                   -------------
Energy Equipment & Services ( 1.04%):
 Halliburton Co. (b)                                       8,800         210,056
                                                                   -------------
Food & Drug Retailing (1.11%):
 Super Valu Inc.                                             900          17,865
 Walgreen Co.                                              6,700         206,293
                                                                   -------------
                                                                         224,158
                                                                   -------------
Food Products ( .76%):
 Campbell Soup Co.                                         3,600          89,820
 Hershey Foods Corp.                                         900          63,990
                                                                   -------------
                                                                         153,810
                                                                   -------------
Health Care Equipment & Supplies (2.38%):
 Baxter International, Inc.                                3,300          83,622
 Guidant Corp. (d)                                         1,700          71,876
 Medtronic, Inc.                                           6,600         321,618
                                                                   -------------
                                                                         477,116
                                                                   -------------
Health Care Providers & Services (1.16%):
 Cardinal Health, Inc.                                     2,500         144,275
 HCA, Inc.                                                 2,700          89,100
                                                                   -------------
                                                                         233,375
                                                                   -------------
Hotels, Restaurants & Leisure (1.32%):
 Marriott International, Inc.                              3,400         132,940
 Starbucks Corp. (d)                                       5,400         133,218
                                                                   -------------
                                                                         266,158
                                                                   -------------
Household Durables ( .32%):
 Black & Decker Corp.                                        700          30,317
 Whirlpool Corp.                                             600          34,140
                                                                   -------------
                                                                          64,457
                                                                   -------------
Household Products (2.19%):
 Proctor & Gamble Co.                                      4,800         440,736
                                                                   -------------
Industrial Conglomerates (5.30%):
 General Electric Co.                                     31,100         892,570
 3M                                                        1,400         177,058
                                                                   -------------
                                                                       1,069,628
                                                                   -------------
Insurance (4.18%)
 American International Group, Inc.                       11,300         654,044
 Marsh & McLennan Cos., Inc.                               1,200          60,156
 Metlife, Inc.                                             3,000          83,910
 Travelers PPTY Casualty Corp. C1 B (d)                    1,940          31,370
 Unumprovident Corp.                                       1,000          12,900
                                                                   -------------
                                                                         842,380
                                                                   -------------

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
                                                     NUMBER OF        MARKET
                                                      SHARES         VALUE (a)
                                                   -----------------------------
IT Consulting & Services ( .10%):
 Computer Sciences Corp. (d)                                 500          19,850
                                                                   -------------
Leisure Equipment & Products ( .40%):
 Eastman Kodak Co.                                         2,600          79,665
                                                                   -------------
Machinery ( .51%):
 Caterpillar, Inc.                                         1,200          62,580
 Deere & Co.                                                 900          39,303
                                                                   -------------
                                                                         101,883
                                                                   -------------
Media (3.78%):
 AOL Time Warner, Inc.(d)                                 24,300         369,846
 Comcast Corp. (d)                                         4,302         129,103
 Walt Disney Co.                                          11,600         227,940
 Knight Ridder, Inc.                                         500          35,220
                                                                   -------------
                                                                         762,109
                                                                   -------------
Metals & Mining ( .58%):
 Alcoa, Inc.                                               4,000          98,440
 Nucor Corp.                                                 400          19,056
                                                                   -------------
                                                                         117,496
                                                                   -------------
Multiline Retail (3.49%):
 Sears Roebuck Co.                                         1,200          35,976
 Walmart Stores, Inc. (c)                                 12,700         668,147
                                                                   -------------
                                                                         704,123
                                                                   -------------
Multi-Utilities ( .60%):
 Duke Energy Co.                                           6,200         120,156
                                                                   -------------
Office Electronics ( .15%):
 Xerox Corp. (d)                                           2,800          30,604
                                                                   -------------
Oil & Gas (5.13%):
 Anadarko Petroleum Corp. (b)                              2,600         128,128
 Ashland, Inc.                                               400          12,984
 Chevron Texaco Corp. (c)                                  3,000         212,820
 Exxon Mobil Corp. (c)                                    18,700         680,680
                                                                   -------------
                                                                       1,034,612
                                                                   -------------
Paper & Forest Products ( .42%):
 International Paper Co.                                   2,300          84,341
                                                                   -------------
Pharmaceuticals (9.43%):
 Johnson & Johnson (c)                                    11,900         646,765
 Merck & Co., Inc. (c)                                     8,900         494,662
 Pfizer, Inc.                                             24,500         759,990
                                                                   -------------
                                                                       1,901,417
                                                                   -------------
Semiconductor Equipment & Products (3.35%):
 Applied Materials, Inc. (d)                               5,400          84,024
 Intel Corp.                                              22,100         460,122
 National Semiconductor Corp. (d)                            600          14,976
 Texas Instruments, Inc.                                   5,700         116,850
                                                                   -------------
                                                                         675,972
                                                                   -------------
Software (5.04%):
 Adobe Systems, Inc.                                         700          24,724
 Microsoft Corp. (b)                                      31,800         782,598
 Oracle Corp. (d)                                         16,100         209,461
                                                                   -------------
                                                                       1,016,783
                                                                   -------------
Specialty Retail (1.76%):
 Home Depot, Inc.                                          9,300         302,157
 Radio Shack Corp.                                           700          16,870
 Staples, Inc. (d)                                         1,900          36,841
                                                                   -------------
                                                                         355,868
                                                                   -------------
Textiles & Apparel ( .41%):
 Nike, Inc.                                                1,500          83,985
                                                                   -------------
Personal Products ( .65%):
 Gillette Co.                                              3,900         131,079
                                                                   -------------
  Total common stock (cost $ 19,147,805)                              19,890,297
                                                                   -------------

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
                                                     NUMBER OF        MARKET
                                                      SHARES         VALUE (a)
                                                   -----------------------------
REPURCHASE AGREEMENT (1.09%):
    Agreement with State Street Bank, acquired
     on 5/30/03, interest of $5, 0.25% due
     6/02/03 (cost $219,522) (e)                                         219,522
                                                                   -------------
Total investment securities
 (cost $19,367,327) (f)                                               20,109,819
Receivable from advisor                                                   44,631
Interest receivable                                                            2
Prepaid expenses                                                          15,118
Dividends receivable                                                      35,963
                                                                   -------------
  Total assets                                                     $  20,205,533

                                   LIABILITIES

Payable for shares of the Fund redeemed                                    1,952
Accrued investment advisory fees                                           9,749
Accrued management administration fees                                     6,500
Other accrued expenses                                                    22,853
                                                                   -------------
  Total liabilities                                                       41,054
                                                                   -------------
Net assets applicable to outstanding capital stock                 $  20,164,479
                                                                   =============

Represented by:
  Capital stock - authorized 10,000,000 shares
   of $.01 par value per share; outstanding
   1,912,204 shares                                                       19,122
  Capital surplus                                                     19,371,682
  Undistributed net investment income                                     31,183
  Unrealized appreciation of investments                                 742,492
                                                                   -------------
Net assets applicable to outstanding capital stock                 $  20,164,479
                                                                   =============
Net asset value per share of outstanding
 capital stock                                                     $       10.55
                                                                   =============

See accompanying notes to investment securities list and financial statements.

                      NOTES TO INVESTMENT SECURITIES LIST:
                                  MAY 31, 2003

(a) Investment securities are valued by the procedures described in note 1 to the financial statements..
(b) Holding increased in fiscal 2003.
(c) Holding decreased in fiscal 2003.
(d) Non-income producing securities.
(e) Repurchase agreement which is collateralized by U.S. Government securities. Accrued interest shown represents interest due at the maturity of the repurchase agreement.
(f) At May 31,2003 the cost of securities for federal income tax purposes was $19,367,327, and the aggregate unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                            2,589,348
    Unrealized depreciation                                           (1,846,856)
                                                                   -------------
                                                                   $     742,492
                                                                   =============

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                             STATEMENT OF OPERATIONS
                          SIX MONTHS ENDED MAY 31, 2003
                                   (UNAUDITED)

INVESTMENT INCOME:
  Income:
    Dividends                                                      $     174,631
    Interest                                                                 152
                                                                   -------------
      Total income                                                       174,783
                                                                   -------------
  Expenses (note 2):
    Investment advisory fees                                              57,036
    Management administration fees                                        38,024
    Shareholder notices and reports                                        6,006
    Auditing and tax services                                             10,197
    Custodian and portfolio accounting fees                               23,660
    Transfer agent, registrar and disbursing agent fees                   32,898
    Legal services                                                         2,500
    Directors' fees                                                        2,983
    Federal and state registration fees and expenses                       8,216
    Other                                                                  6,658
                                                                   -------------
      Total expenses                                                     188,178
      Reimbursement from Advisor                                         (44,631)
                                                                   -------------
      Total net expenses                                                 143,547
                                                                   -------------
      Investment income - net                                             31,236
                                                                   -------------

  Realized and unrealized gains (losses) from Investments - net:
    Net realized gains (losses) on securities
      transactions (note 3)                                              (93,433)
    Net change in unrealized appreciation
      or depreciation of investments                                     381,730
                                                                   -------------
    Net gain on investments                                              288,297
                                                                   -------------
    Net increase in net assets resulting
      from operations                                              $     319,533
                                                                   =============

FINANCIAL HIGHLIGHTS:
SELECTED PER SHARE HISTORICAL DATA WERE AS FOLLOWS:

Net asset value, beginning of year                                  $10.35     $13.36     $15.81     $16.93     $16.34     $16.55
                                                                    ------     ------     ------     ------     ------     ------
Operations:
  Investment income - net                                              -          .00        .07        .09        .12        .15
  Net realized and unrealized gains (losses) on investments            .20      (2.59)     (2.41)     (1.09)      3.11        .72
                                                                    ------     ------     ------     ------     ------     ------
Total from operations                                                  .20      (2.59)     (2.34)     (1.00)      3.23        .87
                                                                    ------     ------     ------     ------     ------     ------
Distributions to shareholders:
  From investment income - net                                         -         (.01)      (.07)      (.09)      (.06)      (.15)
  Excess distributions of net investment income                        -           -          -          -          -        (.03)
  From net realized gains                                              -         (.41)      (.04)      (.03)     (2.58)      (.90)
                                                                    ------     ------     ------     ------     ------     ------
Total distributions to shareholders                                    -         (.42)      (.11)      (.12)     (2.64)     (1.08)
                                                                    ------     ------     ------     ------     ------     ------
Net asset value, end of year                                        $10.55     $10.35     $13.36     $15.81     $16.93     $16.34
                                                                    ======     ======     ======     ======     ======     ======
Total return*                                                         1.93%    (19.34%)   (14.86%)    (5.92%)    19.85%      5.26%
Net assets, end of year (000's omitted)                            $20,164    $20,785    $28,439    $40,290    $41,638    $43,791

Ratio of expenses to average daily net assets**                       1.50%      1.50%      1.50%      1.40%      1.49%      1.47%
Ratio of net investment income to average daily net assets             .03%      (.05%)      .46%       .42%       .70%       .90%
Portfolio turnover rate                                                  1%        68%         1%         5%        22%        25%

* These are the Fund's total returns during the years, including reinvestment of all dividend and capital gain distributions without adjustments for sales charge.

** Total Fund expenses are contractually limited to 1.50% of average daily net assets.

During the six months ended May 31, 2003 and the fiscal year ended November 30, 2002, the investment advisor waived $44,631 and $79,892, respectively, in expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses the ratio of expenses to average daily net assets would have been 1.95% and 1.83%, respectively, and the ratio of net investment income to average daily net assets would have been (.14%) and (.35%), respectively.

                       STATEMENT OF CHANGES IN NET ASSETS
                          SIX MONTHS ENDED MAY 31, 2003
                        AND YEAR ENDED NOVEMBER 30, 2002

                                                                    NOVEMBER 30
                                                   MAY 31, 2003        2002
                                                   -------------   -------------
OPERATIONS:
  Net investment income (loss)                     $      31,236   $      (3,623)
  Net realized gains (losses) on investments             (93,433)        786,155
  Net change in unrealized appreciation
    or depreciation of investments                       381,730      (6,088,861)
                                                   -------------   -------------
  Net increase (decrease) in assets from
    operations                                           319,533      (5,306,329)
                                                   -------------   -------------
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net investment income                                      (53)        (19,361)
  Net realized gains on investments                                     (793,789)
                                                   -------------   -------------
  Total distributions                                        (53)       (813,150)
                                                   -------------   -------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of 4,874 and
    11,528 shares, respectively                           47,952         132,940
  Net asset value of 327 and 72,675
    shares, respectively, issued in
    reinvestment of net investment income
    and net realized gain distributions                    3,020         755,091
  Payments for redemptions of 101,468
    and 203,715 shares, respectively                    (990,921)     (2,422,270)
                                                   -------------   -------------
  Decrease in net assets
    from capital share transactions,
    representing net decrease
    of 96,267 and 119,512 shares
    respectively                                        (939,949)     (1,534,239)
                                                   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (620,469)     (7,653,718)
NET ASSETS:
    Beginning of period                               20,784,948      28,438,666
                                                   -------------   -------------
    End of period (including undistributed
    net investment income of $31,183
    and $0, (respectively)                         $  20,164,479   $  20,784,948
                                                   =============   =============

                          NOTES TO FINANCIAL STATEMENTS
                                  MAY 31, 2003
                                   (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
    General Securities, Incorporated (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified open end management investment company. The Fund invests primarily in common stocks of companies believed to be undervalued.

    The significant accounting policies followed by the Fund are summarized as follows:

    INVESTMENTS IN SECURITIES
    Securities listed on national securities exchanges are valued on the basis of the last reported sale each day, or if no sale is made, at the mean of the last reported bid and asked price for such securities. Short-term securities are valued at amortized cost which approximates market value.

    Security transactions are recorded on the date securities are purchased or sold. Realized gains or losses and unrealized appreciation or depreciation of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest is recognized on the accrual basis.

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

    FEDERAL INCOME TAXES
    It is the Fund's policy to continue meeting the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to its shareholders in amounts which will relieve it from all, or substantially all, federal income and excise taxes. Therefore, the Fund does not provide for federal income or excise taxes.

    DISTRIBUTIONS
    Distributions to shareholders from investment income are made quarterly and realized capital gain distributions, if any, are made annually. These distributions are recorded on the record date and are payable in cash or reinvested in additional shares of the Fund's capital stock.

    Due to the timing of dividend distributions, the fiscal year in which amounts are distributed for tax purposes may differ from the year that income or realized gains were recorded by the Fund.

    REPURCHASE AGREEMENTS
    Securities pledged as collateral for repurchase agreements are held by the fund's custodian bank until maturity of the repurchase agreement. Procedures for all agreements ensure that the daily market and value of the collateral is in excess of the repurchase agreement in the event of default.

(2) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
    Robinson Capital Management, Inc. is the Fund's investment advisor and administrator. As compensation for its services under the Investment Advisory Agreement, Robinson Capital is paid an investment management advisory fee, payable monthly, at an annual rate of 0.60% for average net assets up to and including $100 million, 0.35% for next $150 million of average net assets and 0.10% for net assets over $250 million. Robinson Capital is obligated to pay all Fund expenses (exclusive of brokerage expenses and fees, interest and any federal or state income taxes) which exceed 1.50% of the Fund's average net assets for any fiscal year on the first $100 million of average net assets, 1.25% of the Fund's average net assets for any fiscal year on the next $150 million of average net assets, and 1% of the Fund's average net assets for any fiscal year on average net assets in excess of $250 million. For managing the business affairs and providing certain shareholder services pursuant to the Management Agreement, the Fund pays Robinson Capital an administrative fee, payable monthly, at an annual rate of 0.40% of the average daily assets of the Fund, plus out-of-pocket expenses incurred. Robinson Capital may subcontract with other entities to provide certain shareholder servicing activities.

    Legal service fees were paid to a law firm in which the secretary of the Fund is a partner.

(3) SECURITIES TRANSACTIONS
    Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $185,202 and $964,354, respectively, for the six months ended May 31, 2003.

                               GENERAL SECURITIES
                                  INCORPORATED

                     PRESIDENT  Craig H. Robinson

                VICE PRESIDENT  Mark D. Billeadeau

                     SECRETARY  John R. Houston

                     TREASURER  Renee A. Rasmusson

                     DIRECTORS  M. Michelle Coady,
                                    Chair
                                Gary D. Floss
                                David W. Preus
                                Charles Walton
                                Arnold M. Weimerskirch

            INVESTMENT MANAGER  Robinson Capital Management, Inc.

          CUSTODIAN, REGISTRAR  State Street Corporation
            AND TRANSFER AGENT

               GENERAL COUNSEL  Robins, Kaplan, Miller & Ciresi L.L.P.

          INDEPENDENT AUDITORS  KPMG LLP

             This report has been prepared primarily for the benefit of existing stockholders of the company and is not intended as an offer to sell the company's shares. When used otherwise, it must be accompanied or preceded by the current prospectus.

FOR FURTHER
INFORMATION ABOUT

                               GENERAL SECURITIES
                                  INCORPORATED

CONTACT:

ROBINSON CAPITAL MANAGEMENT, INC.
5100 EDEN AVENUE, SUITE 204
EDINA, MINNESOTA 55436
(952) 927-6799
800-577-9217

                               GENERAL SECURITIES
                                  INCORPORATED

                        ROBINSON CAPITAL MANAGEMENT, INC.
                           5100 EDEN AVENUE, SUITE 204
                             EDINA, MINNESOTA 55436
                                 (952) 927-6799
                                  800-577-9217
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ITEM 2.       CODE OF ETHICS.
              Not applicable.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.
              Not applicable.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.
              Not applicable.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.
              Not applicable.

ITEM 6.       [RESERVED].

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
              Not applicable.

ITEM 8.       [RESERVED].

ITEM 9.       CONTROLS AND PROCEDURES.

              (a) The Registrant's President and Treasurer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-CSR was recorded, processed, summarized, and reported timely.

              (b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.      EXHIBITS.

              (a)   Not applicable.

              (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

              (c) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

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                                 GENERAL SECURITIES, INCORPORATED

                                 By  /s/ CRAIG H. ROBINSON
                                         ------------------------------------
                                         Craig H. Robinson, President

                                 Date AUGUST 11, 2003
                                      ---------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                                By       /s/ Craig H. Robinson
                                  --------------------------------------------
                                         Craig H. Robinson, President
                                Date     August 11, 2003
                                    ------------------------------------------

                                By       /s/ Renee A. Rasmusson
                                  --------------------------------------------
                                         Renee A. Rasmusson, Treasurer
                                Date     August 11, 2003
                                    ------------------------------------------